Business Combination - Atlantic Capital Bank, N.A. Allocation of Purchase Price (Q2) (Details) - USD ($)	Nov. 01, 2017	May 19, 2017	Aug. 31, 2015
Business Acquisition [Line Items]
Cash consideration paid	$ 15,826,000
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	16,810,000
Premises and equipment	8,668,000
Prepaid and other assets	6,360,000
Total fair value of net assets acquired	47,675,000
Goodwill	$ 38,047,000		$ 42,873,689
Atlantic Capital Bank, N.A. [Member]
Business Acquisition [Line Items]
Cash consideration paid		$ 1,183,007
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents		133,000
Loans		24,073,000
Premises and equipment		2,839,000
Core deposit intangible		310,000
Prepaid and other assets		77,000
Deposits		(26,888,000)
Payables and other liabilities		(21,000)
Total fair value of net assets acquired		523,000
Goodwill		$ 660,000